UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments December 31, 2014 (Unaudited)

Cove Street Capital Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 97.0%
Consumer Discretionary - 24.9%
Barnes & Noble *	31,489	$731,175
Belmond, Class A *	130,050	1,608,718
Carrols Restaurant Group *	253,600	1,934,968
Cherokee	88,506	1,713,476
Francesca's Holdings *	60,000	1,002,000
Journal Communications, Class A *	49,402	564,665
Lakes Entertainment *	55,750	373,525
Liberty Ventures, Series A *	37,600	1,418,272
Remy International	54,850	1,147,462
SeaWorld Entertainment	75,100	1,344,290
The E.W. Scripps Company *	4,934	110,275
		11,948,826
Energy - 6.2%
Apco Oil & Gas International *	50,000	701,500
Approach Resources *	245,200	1,566,828
Carbon Natural Gas *(a)	550,000	352,000
Emerald Oil *	300,000	360,000
		2,980,328
Financial Services # - 26.1%
Baldwin & Lyons, Class B	40,110	1,034,036
Chimera Investment - REIT	710,500	2,259,390
Fair Isaac	10,300	744,690
Forestar Group *	157,838	2,430,705
Hallmark Financial Services *	191,546	2,315,791
INTL FCStone *	62,447	1,284,535
Symetra Financial	56,000	1,290,800
White Mountains Insurance Group	1,865	1,175,155
		12,535,102
Health Care - 2.9%
Halyard Health *	30,500	1,386,835

Materials & Processing - 5.2%
American Vanguard	107,100	1,244,502
OM Group	42,300	1,260,540
		2,505,042
Producer Durables - 11.8%
AZZ	25,000	1,173,000
GP Strategies *	42,600	1,445,418
Heritage-Crystal Clean *	118,224	1,457,702
Wesco Aircraft Holdings *	111,900	1,564,362
		5,640,482
Technology - 19.9%
Avid Technology *	165,000	2,344,650
Comverse *	59,100	1,109,898
GSI Group *	103,100	1,517,632
NeuStar, Class A *	48,700	1,353,860
PMC-Sierra *	103,700	949,892
ViaSat *	23,200	1,462,296
Westell Technologies, Class A *	532,100	798,150
		9,536,378
TOTAL COMMON STOCKS
(Cost $39,517,909)		46,532,993

SHORT-TERM INVESTMENT - 3.3%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $1,605,476)	1,605,476	1,605,476

Total Investments - 100.3%
(Cost $41,123,385)		48,138,469
Other Assets and Liabilities, Net - (0.3)%		(150,298)
Total Net Assets - 100.0%		$47,988,171

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of December 31, 2014, the fair value of this investment was $352,000 or 0.7% of total net assets. Information concerning the illquid security is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	Carbon Natural Gas	550,000	02/12	$195,250

#
As of December 31, 2014, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2014.
	REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierachy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discusiion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

	Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's securitites as of December 31, 2014:
		Level 1	Level 2	Level 3	Total
	Common Stocks	$46,180,993	$352,000	-	$46,532,993
	Short-Term Investment	1,605,476	-	-	1,605,476
	Total Investments	$47,786,469	$352,000	-	$48,138,469

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2014, the Fund recognized no transfers to/from Level 1 or 2. The fund did not invest in any Level 3 investments during the period

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cove Street Capital Small Cap Value Fund

Cost of investments	$41,123,385

Gross unrealized appreciation	9,544,738
Gross unrealized depreciation	(2,529,654)
Net unrealized appreciation	$7,015,084

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 25, 2015

By (Signature and Title)   /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date   February 25, 2015